Bank Loans (Details) - Schedule of Long-Term Bank Loans - USD ($) $ in Thousands		Mar. 31, 2024	Sep. 30, 2023
Schedule of Long-Term Bank Loans [Line Items]
Total		$ 3,240,863	$ 3,207,237
Less: Long-term bank loans - current portion		(365,636)
Long-term bank loans - non-current portion		2,875,227	3,207,237
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[1]	1,384,984	1,370,613
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[2]	678,643	671,602
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[3]	$ 1,177,236	$ 1,165,022

[1]	On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $257,607 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.
[2]	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $678,643 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.
[3]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,177,236 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.